Average Annual Total Returns{- Fidelity Advisor Freedom® 2005 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-07 - Fidelity Advisor Freedom® 2005 Fund	Class Z6 Return Before Taxes Past 1 year	Class Z6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	9.58%	6.67%	[1]	7.51%	4.72%	[1]	9.18%	6.75%	[1]

[1]	(a)From June 6, 2017